Fair value of financial instruments - Significant unobservable inputs (Details) - Level 3	Dec. 31, 2021	Dec. 31, 2020
Bottom of range | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0032	0.0017
Top of range | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.1848	0.1831
Asset backed securities | Bottom of range | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Asset backed securities | Top of range | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	120	112
Non-asset backed loans | Bottom of range | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0200	0.0200
Non-asset backed loans | Bottom of range | Discounted cash flows | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Non-asset backed loans | Bottom of range | Discounted cash flows | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	3	0.05
Non-asset backed loans | Bottom of range | Discounted cash flows | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0031	0.0031
Non-asset backed loans | Bottom of range | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Non-asset backed loans | Top of range | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0300	0.0300
Non-asset backed loans | Top of range | Discounted cash flows | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	112	104
Non-asset backed loans | Top of range | Discounted cash flows | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	10	0.08
Non-asset backed loans | Top of range | Discounted cash flows | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.1552	0.1518
Non-asset backed loans | Top of range | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	145	137
Private equity investments | Bottom of range | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.08	0.01
Private equity investments | Bottom of range | Discounted cash flows | Discounted margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0725	0.1387
Private equity investments | Bottom of range | EBITDA multiple | EBITDA multiple
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	16	14
Private equity investments | Bottom of range | Earnings multiple | Earnings multiple
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	5	3
Private equity investments | Top of range | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.10	0.10
Private equity investments | Top of range | Discounted cash flows | Discounted margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.1916	0.1916
Private equity investments | Top of range | EBITDA multiple | EBITDA multiple
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	20	16
Private equity investments | Top of range | Earnings multiple | Earnings multiple
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	28	28
Wholesale loans | Bottom of range | Discounted cash flows | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Wholesale loans | Bottom of range | Discounted cash flows | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0229	0
Wholesale loans | Bottom of range | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Wholesale loans | Top of range | Discounted cash flows | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	100	104
Wholesale loans | Top of range | Discounted cash flows | Loan spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0854	0
Wholesale loans | Top of range | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	284	127
Commercial Real Estate loans | Bottom of range | Discounted cash flows | Discounted margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0068	0.0146
Commercial Real Estate loans | Top of range | Discounted cash flows | Discounted margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0543	0.0483
Equity cash products | Bottom of range | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0026	0.0049
Equity cash products | Top of range | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0034	0.0049
Interest rate derivatives | Bottom of range | Discounted cash flows | Inflation forwards
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0.01
Interest rate derivatives | Bottom of range | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0009	0.0017
Interest rate derivatives | Bottom of range | Correlation Model | Inflation forwards
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.20)	(0.20)
Interest rate derivatives | Bottom of range | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Interest rate derivatives | Bottom of range | Option model | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0031	0.0031
Interest rate derivatives | Bottom of range | Option model | Interest rate volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0005	0.0006
Interest rate derivatives | Bottom of range | Option model | FX - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(20)	(0.30)
Interest rate derivatives | Bottom of range | Option model | IR - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(100)	(0.20)
Interest rate derivatives | Top of range | Discounted cash flows | Inflation forwards
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.03	0.03
Interest rate derivatives | Top of range | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.1848	0.1831
Interest rate derivatives | Top of range | Correlation Model | Inflation forwards
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.13)	(0.13)
Interest rate derivatives | Top of range | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	38	84
Interest rate derivatives | Top of range | Option model | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0130	0.0227
Interest rate derivatives | Top of range | Option model | Interest rate volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0600	0.0489
Interest rate derivatives | Top of range | Option model | FX - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	78	0.78
Interest rate derivatives | Top of range | Option model | IR - IR correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	99	0.99
Credit derivatives | Bottom of range | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0002	0.0005
Credit derivatives | Bottom of range | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Credit derivatives | Top of range | Discounted cash flows | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.2925	0.0480
Credit derivatives | Top of range | Comparable pricing | Price
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	100
Equity and stock index derivatives | Bottom of range | Discounted cash flows | Discounted margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	(0.0129)	(0.0225)
Equity and stock index derivatives | Bottom of range | Option model | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	2	0.01
Equity and stock index derivatives | Bottom of range | Option model | Equity - equity correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	10	(0.45)
Equity and stock index derivatives | Top of range | Discounted cash flows | Discounted margin
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0.0093	0.3000
Equity and stock index derivatives | Top of range | Option model | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	108	1.10
Equity and stock index derivatives | Top of range | Option model | Equity - equity correlation
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	100	1
Foreign exchange derivatives | Bottom of range | Option model | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	0	0
Foreign exchange derivatives | Top of range | Option model | Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable inputs, assets and liabilities	100	30